Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

Note 18 – Earnings per share

Basic and diluted loss per share attributable to Curaleaf Holdings, Inc. was calculated as follows:

	Year ended December 31,
	2022	2021
Numerator:
Net loss	$(376,931)	$(214,642)
Less: Net loss attributable to redeemable non-controlling interest	(6,833)	(8,702)
Net loss attributable to Curaleaf Holdings, Inc. — basic and diluted	$(370,098)	$(205,940)
Denominator:
Weighted average SVS outstanding — basic and diluted	711,159,444	698,759,274
Loss per share — basic and diluted	$(0.52)	$(0.29)

The Company’s potentially dilutive securities, which include stock options to purchase shares of the Company, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to shareholders is the same. The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share attributable to Curaleaf, Inc. for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2022	2021
Options to purchase SVS	24,365,668	23,578,470